Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment $ / ¥	Dec. 31, 2023 CNY (¥)
Significant Accounting Policies
Translation rate calculated for buying rate | $ / ¥	7.2993
Gross trade receivables	¥ 568.2	¥ 787.3
Expected credit losses on trade receivables	¥ 147.5	¥ 122.7
Number of reportable segments | segment	1